8. Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31, 2019	December 31, 2018
Market related intangible assets	$57,000	$–
Total cost	57,000	–
Less accumulated amortization	(9,025)	–
Intangible assets, net of amortization	47,975	–
Impairment loss	(47,975)	–
Intangible assets, net	$–	$–